Events after the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
54.	Events after the reporting period

54.1
As disclosed in the Company’s Form
6-K
dated January 27, 2025 filed with the SEC, the Audit Committee received letters from PricewaterhouseCoopers (“PwC”) and PwC Zhong Tian LLP (“PwC ZT”) which raised concerns about certain possible related party transactions (the “Subject Transactions”). PwC ZT further stated that its 2023 and 2022 audit opinions on the Group’s consolidated annual financial statements should no longer be relied upon.

To address the above concerns, the Audit Committee engaged a leading international law firm and forensic accounting experts from an international consulting firm (the “Investigation Team”) to conduct an independent investigation (the “Investigation”) into the Subject Transactions, covering the period from January 1, 2022 to December 31, 2024.
Details and the impact on the consolidated financial statements are disclosed in Note 3.2.

54.2	As of December 31, 2025, following the Group’s acquisition of PAO b ank, the Group have completed multiple capital injections amounting to HKD700 million in 2025.

54.3
In 2025, National Financial Regulatory Administration and the People’s Bank of China successively issued the regulations governing internet lending and microloan business. The management is conducting assessment of these regulations, which may affect the Group’s pricing, financing costs and business model.

54.4
Due to (i) the impact on overseas financing capacities of the Company caused by the delay in the publication of the financial results of the Company for the year ended December 31, 2024 and the six months ended June 30, 2025, (ii) the ongoing funding needs of the Company and its overseas subsidiaries and (iii) the requirement to reduce the size of the cross border lending of funds, the Company has to adjust its funding plans accordingly. As a result, domestic subsidiaries of the Company are expected to make significant distributions of their historical retained earnings to overseas subsidiaries of the Company in order to satisfy the funding needs of the Company and its overseas subsidiaries. Such dividend distributions among various levels of subsidiaries within the Group will result in withholding tax and/or income tax payments by the Group companies. In view of the dividend distribution arrangement and the future funding plans, the Company expects to recognize an approximate amount of RMB633 million of tax expenses in 2025.